Taxes - Schedule of Deferred Tax Liabilities and Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax liabilities:
Opening balances	$ 694,414	$ 244,417
Addition	528,499	446,769
Exchange realignment	1,734	3,228
Ending balances	1,224,647	694,414
Deferred tax assets:
Opening balances	502,086
Addition	1,379,074	499,969
Exchange realignment	1,638	2,117
Ending balances	1,882,798	502,086
Less: valuation allowance	(1,819,641)
Deferred tax assets	63,157	502,086
Deferred tax liabilities, net	$ 1,161,490	$ 192,328